Unaudited Condensed Consolidated Balance Sheets (Parenthetical) $ in Thousands	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 € / shares	Dec. 31, 2019 € / shares shares
Statement of Financial Position [Abstract]
Investments at fair value | $	$ 199,617
Ordinary share capital, par value (in EUR per share) | € / shares		€ 0.01	€ 0.01
Ordinary share capital, shares authorized (in shares)	350,000,000		350,000,000
Ordinary share capital, shares issued (in shares)	138,847,345		141,847,345
Ordinary share capital, shares outstanding (in shares)	129,672,783		131,583,489
Unvested restricted stock (in shares)	2,087,383		2,354,318
Treasury stock, at cost, shares (in shares)	9,174,562		10,263,856